Financial Instruments with Preferred Rights - Key Valuation Assumptions Used to Determine Fair Value of Financial Instruments with Preferred Rights (Details) - Financial Instruments with Preferred Rights
Jun. 30, 2021
Discount for Lack of Marketability | Bottom of range
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Significant unobservable input, financial instruments with preferred rights	0.239
Discount for Lack of Marketability | Top of range
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Significant unobservable input, financial instruments with preferred rights	0.258
Expected Volatility | Bottom of range
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Significant unobservable input, financial instruments with preferred rights	0.680
Expected Volatility | Top of range
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Significant unobservable input, financial instruments with preferred rights	0.752
Risk-Free Interest Rate | Bottom of range
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Significant unobservable input, financial instruments with preferred rights	0.001
Risk-Free Interest Rate | Top of range
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Significant unobservable input, financial instruments with preferred rights	0.002